Shareholder's Equity	12 Months Ended
Feb. 28, 2026
Equity [Abstract]
Shareholder's Equity

10. SHAREHOLDER’S EQUITY

Ordinary shares

The Group reissued nil, 300,000 and nil treasury shares to ordinary shares and newly issued nil, 1,137,160 and nil ordinary shares for share options exercise during the years ended February 29, 2024, February 28, 2025 and 2026, respectively. As of February 28, 2025 and 2026, the Group had 500,000,000 shares authorized, 22,600,576 and 22,614,376 shares issued and outstanding, respectively.

Treasury shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 25,799, nil and nil ordinary shares on the open market for a total cash consideration of RMB159, nil and nil during the years ended February 29, 2024, February 28, 2025 and 2026, which were accounted for as the cost of the treasury shares. The Company reissued nil, 300,000 and nil treasury shares to ordinary shares and using nil, 275,000 and nil treasury shares issued to ordinary shares for options exercise during the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

Dividend distribution

On August 14, 2024, the Group declared a cash dividend of US$0.23 per ordinary share, or US$2.30 per American Depositary Share ("ADS") for 22,303,024 ordinary shares, with the total dividend distribution of RMB36,598.